EQUITY SETTLED SHARE-BASED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY SETTLED SHARE-BASED TRANSACTIONS
Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2015	83,296,000	0.163	6.67	83,379
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(4,639,500)	0.163	6.92	(7,504)
Expired	—	—	—	—
Balance at December 31, 2015	78,656,500	0.163	5.60	127,216

Exercisable at December 31, 2015	—	—	—	—
Balance at January 1, 2016	78,656,500	0.163	5.60	127,216
Granted	63,741,271	0.565	6.25	113,018
Exercised	(9,549,860)	0.163	—	(43,562)
Forfeited	(9,447,057)	0.174	4.52	(42,382)
Expired	—	—	—	—
Balance at December 31, 2016	123,400,854	0.370	5.38	385,869

Exercisable at December 31, 2016	40,422,998	0.163	3.55	126,401

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2017	123,400,854	0.370	5.38	385,869
Granted	10,000,000	0.500	6.66	(1,431)
Exercised	(30,751,280)	0.175	—	(60,623)
Forfeited	(1,020,914)	0.213	4.70	(1,763)
Expired	—	—	—	—
Balance at December 31, 2017	101,628,660	0.361	4.49	77,496

Exercisable at December 31, 2017	40,004,140	0.292	3.41	30,505

Schedule of fair value of share options and assumptions

	2015	2016	2017
	RMB	RMB	RMB

Expected volatility (expressed as weighted average volatility)	—	48.44%	47.23%
Option life	—	5.97-8.00	5.64-9.32
Expected dividends	—	0-1.8%	0-1.8%
Risk-free interest rate	—	1.43%-1.94%	1.43%-1.94%

Schedule of restricted share units activity

		Weighted
		average	Aggregate
	Number	remaining	intrinsic
	of units	contractual	value
Balance at January 1, 2015	—	—	—
Granted	12,665,000	2.21	33,857
Vested	—	—	—
Forfeited	(2,875,125)	1.25	(7,686)
Balance at December 31, 2015	9,789,875	1.25	26,171

Balance at January 1, 2016	9,789,875	1.25	26,171
Granted	31,924,995	0.24	181,757
Vested	(30,302,520)	—	(172,520)
Forfeited	(3,723,826)	1.21	(21,201)
Balance at December 31, 2016	7,688,524	1.16	43,773

Balance at January 1, 2017	7,688,524	1.16	43,773
Granted	39,877,700	0.26	124,020
Vested	(37,631,880)	—	(117,036)
Forfeited	(916,264)	0.89	(2,850)
Balance at December 31, 2017	9,018,080	2.00	28,046